Comparative Information	3 Months Ended
Sep. 30, 2023
Comparative Information [Abstract]
Comparative Information

Note 5. Comparative Information

The information disclosed for comparative purposes arises from the consolidated financial statements of Moolec as of June 30, 2023 and from unaudited financial information and for the period of July 1, 2022 through September 30, 2022, respectively.

The exchange of shares related to the capital Reorganization contemplated by the business combination agreement, explained in Note 1 of the Group’s last annual consolidated financial statements as at and for the year ended June 30, 2023, has been given a retrospective effect in the share capital of the statement of changes in equity.